Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis for types of risk
The following table sets forth foreign currency sensitivity analysis of a hypothetical 10% change in exchange rate of the U.S. dollar against the Australian dollar to our cash flow hedging portfolio:

Foreign Currency Sensitivity	Effect on other comprehensive income, before tax
	2022	2021
	(U.S. $ in thousands)
Foreign currency forward contracts - cash flow hedging:
U.S. dollar +10%, decrease in fair value of foreign currency forward contracts	$(38,198)	$(39,416)
U.S. dollar -10%, increase in fair value of foreign currency forward contracts	38,198	39,416
The following table sets forth equity price sensitivity analysis of a hypothetical 10% change in share prices:

Equity Price Sensitivity	Effect on other comprehensive income, before tax
	2022	2021
	(U.S. $ in thousands)
Fair value change of marketable equity investments:
Increase in respective share prices of 10%	$3,080	$11,041
Decrease in respective share prices of 10%	(3,080)	(11,041)
The following table sets forth an interest rate sensitivity analysis of a hypothetical 100 basis point change in interest rates. This estimate is based on a sensitivity model that measures market value changes when changes in interest rates occur:

Interest Rate Sensitivity	Effect on other comprehensive income, before tax
	2022	2021
	(U.S. $ in thousands)
Change in market value of marketable debt investments:
Interest Rate +100bps, decrease in market value of marketable debt investments	$(284)	$(1,888)
Interest Rate -100bps, increase in market value of marketable debt investments	284	259

Change in market value of interest rate swap:
Interest Rate +100bps, increase in market value of interest rate swaps	$17,624	$24,845
Interest Rate -100bps, decrease in market value of interest rate swaps	(18,789)	(20,635)

Schedule of contractual maturities of financial liabilities
Contractual maturities of financial liabilities are as follows:

	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
	(U.S. $ in thousands)
As of June 30, 2022
Financial liabilities:
Trade and other payables	$404,908	$—	$—	$—	$404,908
Lease liabilities (1)	53,408	99,668	78,577	128,157	359,810
Derivative liabilities	23,288	812	—	—	24,100
Term loan facility	—	87,500	912,500	—	1,000,000
	$481,604	$187,980	$991,077	$128,157	$1,788,818
As of June 30, 2021
Financial liabilities:
Trade and other payables	$266,497	$—	$—	$—	$266,497
Lease liabilities (1)	48,297	77,768	65,227	91,131	282,423
Derivative liabilities	11,438	669	—	—	12,107
Exchangeable senior notes (2)	1,109,593	—	—	—	1,109,593
	$1,435,825	$78,437	$65,227	$91,131	$1,670,620
(1) Lease liabilities represent undiscounted lease payments excluding certain low-value and short-term leases, refer to Note 12, “Leases” for details.
(2) The amount related to Notes represent the if-exchanged value using stock price as of June 30, 2021. Refer to Note 16, “Debt” for details.

Schedule of financial assets measured at fair value	The following table presents the Group’s financial assets and liabilities as of June 30, 2022, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$555,247	$—	$—	$555,247
Short-term investments:
U.S. treasury securities	—	70,294	—	70,294
Certificates of deposit and time deposits	—	3,000	—	3,000
Current derivative assets:
Derivative assets - foreign exchange hedging	—	389	—	389
Derivative assets - interest rate swaps	—	13,296	—	13,296
Non-current derivative assets:
Derivative assets - interest rate swaps	—	30,367	—	30,367
Other non-current assets:
Marketable equity securities	30,801	—	—	30,801
Non-marketable equity securities	—	—	126,995	126,995
Non-marketable debt securities	—	—	1,268	1,268
Total assets measured at fair value	$586,048	$117,346	$128,263	$831,657

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$23,288	$—	$23,288
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	812	—	812
Total liabilities measured at fair value	$—	$24,100	$—	$24,100
The following table presents the Group’s financial assets and liabilities as of June 30, 2021, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$20,966	$—	$—	$20,966
Agency securities	—	4,600	—	4,600
Commercial paper	—	149,347	—	149,347
Short-term investments:
U.S. treasury securities	—	209,948	—	209,948
Agency securities	—	5,752	—	5,752
Certificates of deposit and time deposits	—	6,653	—	6,653
Corporate debt securities	—	87,948	—	87,948
Municipal securities	—	2,700	—	2,700
Current derivative assets:
Derivative assets - foreign exchange hedging	—	3,333	—	3,333
Derivative assets - capped call transactions	—	—	124,153	124,153
Non-current derivative assets:
Derivative assets - interest rate swaps	—	3,147	—	3,147
Other non-current assets:
Certificates of deposit and time deposits	—	2,600	—	2,600
Marketable equity securities	110,409	—	—	110,409
Non-marketable equity securities	—	—	11,750	11,750
Total assets measured at fair value	$131,375	$476,028	$135,903	$743,306

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$8,058	$—	$8,058
Derivative liabilities - interest rate swaps	—	3,380	—	3,380
Derivative liabilities - exchangeable feature of exchangeable senior notes	—	—	760,689	760,689
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	669	—	669
Total liabilities measured at fair value	$—	$12,107	$760,689	$772,796
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable investments
	(U.S. $ in thousands)
Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Purchases	(203,093)	1,155,484	10,250
Gains (losses)
Recognized in other non-operating expense, net	16,638	(633,084)	(2,000)
Recognized in other comprehensive income	—	—	(250)
Balance as of June 30, 2021	$124,153	$(760,689)	$11,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2021
Recognized in other non-operating expense, net	$14,764	$(308,820)	$(2,000)
Recognized in other comprehensive loss	—	—	(250)

Balance as of June 30, 2021	$124,153	$(760,689)	$11,750
Settlements or purchases	(135,497)	1,196,515	111,668
Gains (losses)
Recognized in other non-operating expense, net	11,344	(435,826)	(2,100)
Recognized in other comprehensive income	—	—	6,945
Balance as of June 30, 2022	$—	$—	$128,263
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2022
Recognized in other non-operating expense, net	$—	$—	$(2,100)
Recognized in other comprehensive income	—	—	6,945
As of June 30, 2022, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
U.S. treasury securities	$70,947	$—	$(653)	$70,294
Certificates of deposit and time deposits	3,000	—	—	3,000
Total marketable debt investments	$73,947	$—	$(653)	$73,294
As of June 30, 2021, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
U.S. treasury securities	$209,567	$407	$(26)	$209,948
Agency securities	5,750	2	—	5,752
Certificates of deposit and time deposits	9,253	—	—	9,253
Corporate debt securities	87,626	322	—	87,948
Municipal securities	2,700	—	—	2,700
Total marketable debt investments	$314,896	$731	$(26)	$315,601
As of June 30, 2022, the Group’s strategic investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Marketable equity securities	$10,270	$20,531	$—	$30,801
Non-marketable equity securities	120,300	6,695	—	126,995
Non-marketable debt securities	5,368	—	(4,100)	1,268
Total strategic investments	$135,938	$27,226	$(4,100)	$159,064
As of June 30, 2021, the Group’s strategic investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Marketable equity securities	$10,270	$100,139	$—	$110,409
Non-marketable equity securities	12,000	—	(250)	11,750
Non-marketable debt securities	2,000	—	(2,000)	—
Total strategic investments	$24,270	$100,139	$(2,250)	$122,159

Schedule of financial liabilities measured at fair value	The following table presents the Group’s financial assets and liabilities as of June 30, 2022, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$555,247	$—	$—	$555,247
Short-term investments:
U.S. treasury securities	—	70,294	—	70,294
Certificates of deposit and time deposits	—	3,000	—	3,000
Current derivative assets:
Derivative assets - foreign exchange hedging	—	389	—	389
Derivative assets - interest rate swaps	—	13,296	—	13,296
Non-current derivative assets:
Derivative assets - interest rate swaps	—	30,367	—	30,367
Other non-current assets:
Marketable equity securities	30,801	—	—	30,801
Non-marketable equity securities	—	—	126,995	126,995
Non-marketable debt securities	—	—	1,268	1,268
Total assets measured at fair value	$586,048	$117,346	$128,263	$831,657

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$23,288	$—	$23,288
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	812	—	812
Total liabilities measured at fair value	$—	$24,100	$—	$24,100
The following table presents the Group’s financial assets and liabilities as of June 30, 2021, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$20,966	$—	$—	$20,966
Agency securities	—	4,600	—	4,600
Commercial paper	—	149,347	—	149,347
Short-term investments:
U.S. treasury securities	—	209,948	—	209,948
Agency securities	—	5,752	—	5,752
Certificates of deposit and time deposits	—	6,653	—	6,653
Corporate debt securities	—	87,948	—	87,948
Municipal securities	—	2,700	—	2,700
Current derivative assets:
Derivative assets - foreign exchange hedging	—	3,333	—	3,333
Derivative assets - capped call transactions	—	—	124,153	124,153
Non-current derivative assets:
Derivative assets - interest rate swaps	—	3,147	—	3,147
Other non-current assets:
Certificates of deposit and time deposits	—	2,600	—	2,600
Marketable equity securities	110,409	—	—	110,409
Non-marketable equity securities	—	—	11,750	11,750
Total assets measured at fair value	$131,375	$476,028	$135,903	$743,306

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$8,058	$—	$8,058
Derivative liabilities - interest rate swaps	—	3,380	—	3,380
Derivative liabilities - exchangeable feature of exchangeable senior notes	—	—	760,689	760,689
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	669	—	669
Total liabilities measured at fair value	$—	$12,107	$760,689	$772,796
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable investments
	(U.S. $ in thousands)
Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Purchases	(203,093)	1,155,484	10,250
Gains (losses)
Recognized in other non-operating expense, net	16,638	(633,084)	(2,000)
Recognized in other comprehensive income	—	—	(250)
Balance as of June 30, 2021	$124,153	$(760,689)	$11,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2021
Recognized in other non-operating expense, net	$14,764	$(308,820)	$(2,000)
Recognized in other comprehensive loss	—	—	(250)

Balance as of June 30, 2021	$124,153	$(760,689)	$11,750
Settlements or purchases	(135,497)	1,196,515	111,668
Gains (losses)
Recognized in other non-operating expense, net	11,344	(435,826)	(2,100)
Recognized in other comprehensive income	—	—	6,945
Balance as of June 30, 2022	$—	$—	$128,263
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2022
Recognized in other non-operating expense, net	$—	$—	$(2,100)
Recognized in other comprehensive income	—	—	6,945

Schedule of valuation techniques and inputs used in fair value measurement
The following table sets forth a description of the valuation techniques and the inputs used in fair value measurement:

Type	Level	Valuation Technique	Inputs
Money market fund	Level 1	Quoted price in active market	N/A
Marketable equity securities	Level 1	Quoted price in active market	N/A
Marketable debt securities	Level 2	Quoted market price to the extent possible or alternative pricing sources and models utilizing market observable inputs	N/A
Non-marketable equity securities	Level 3	Last financing round valuation	N/A
Non-marketable debt securities	Level 3	Discounted cash flow	Timing, probability, and amount of forecasted cash flows associated with liquidation of the securities
Foreign currency forward contracts	Level 2	Discounted cash flow	Foreign currency spot and forward rate Interest rate Credit quality of counterparties
Interest rate swaps	Level 2	Discounted cash flow	Forward and contract interest rates Credit quality of counterparties
Exchange feature of the Notes	Level 3	Black-Scholes option pricing models	Stock price Time to expiration of the options Stock price volatility Interest rate
	Level 2	September 30, 2021: Redemption settlement price*	Stock price Exchange ratio
Capped Call Derivatives	Level 3	Non-binding quoted price obtained from counterparty banks	N/A
*As of September 30, 2021, all outstanding Notes were called for redemption by the Company. As such, the Company used redemption settlement price as fair value.

Schedule of Group's investments
The effects of the Group’s investments on the consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Unrealized fair value movements on marketable debt investments recognized in other comprehensive income	$(831)	$(4,779)	$5,750
Gains recognized into profit or loss on sale of debt investments	527	65	697
Unrealized fair value movements on non-marketable debt securities recognized in other non-operating expense, net	(2,100)	(2,000)	—
Fair value movements on marketable equity investments recognized in other comprehensive income	(79,608)	48,330	41,255
Fair value movements on non-marketable equity investments recognized in other comprehensive income	6,945	(250)	—
The table below summarizes the Group’s debt investments by remaining contractual maturity based on the effective maturity date:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Recorded as follows:
Due in one year or less	$73,294	$265,679
Due after one year	—	49,922
Total investments	$73,294	$315,601

Schedule of fair value of derivative instruments	The fair values of the hedging derivative instruments were as follows:

		As of June 30,
	Statement of Financial Position Location	2022	2021
		(U.S. $ in thousands)
Derivative assets - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	$—	$3,325
Interest rate swaps	Current derivative assets	13,296	—
Interest rate swaps	Other non-current assets	30,367	3,147
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	389	8
Total derivative assets		$44,052	$6,480

Derivative liabilities - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	$18,208	$5,336
Foreign exchange forward contracts	Other non-current liabilities	812	669
Interest rate swaps	Current derivative liabilities	—	3,380
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	5,080	2,722
Total derivative liabilities		$24,100	$12,107

Schedule of notional amounts of derivative instruments
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2022:

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
	(U.S. $ in thousands except average forward rate and average interest rate)
Forward contracts:
AUD/USD forward contracts:
Notional amount	$593,155	$37,015	$630,170	$401,534	$228,636	$630,170
Average forward rate	0.7180	0.7038	0.7171	0.7248	0.7037	0.7171
EUR/USD forward contracts:
Notional amount	19,368	—	19,368	—	19,368	19,368
Average forward rate	1.0617	—	1.0617	—	1.0617	1.0617
Total	$612,523	$37,015	$649,538	$401,534	$248,004	$649,538

Interest rate swaps:
Notional amount	$—	$650,000	$650,000	$650,000	$—	$650,000
Average interest rate		0.81%	0.81%	0.81%		0.81%
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2021:

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
	(U.S. $ in thousands except average forward rate and average interest rate)
AUD/USD forward contracts:
Notional amount	$623,321	$24,627	$647,948	$397,184	$250,764	$647,948
Average forward rate	0.7563	0.7718	0.7569	0.7563	0.7579	0.7569
EUR/USD forward contracts:
Notional amount	11,040	—	11,040	—	11,040	11,040
Average forward rate	1.2025	—	1.2025	—	1.2025	1.2025
Total	$634,361	$24,627	$658,988	$397,184	$261,804	$658,988

Interest rate swaps:
Notional amount	$—	$650,000	$650,000	$650,000	$—	$650,000
Average interest rate		0.81%	0.81%	0.81%		0.81%

Schedule of effects of derivatives designated as hedging instruments on consolidated financial statements
The effects of derivatives designated as hedging instruments on our consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Forward contracts:
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	$(29,192)	$19,302	$3,048
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	$(12,864)	$35,077	$(13,663)
Recognized in cost of revenues	(525)	1,326	(807)
Recognized in research and development	(10,513)	28,490	(9,647)
Recognized in marketing and sales	(220)	400	(273)
Recognized in general and administrative	(1,606)	4,861	(2,936)

Change in fair value used for measuring ineffectiveness:
Cash flow hedging instruments	$(29,295)	$19,312	$2,889
Hedged item - highly probable forecast purchases	(29,192)	19,302	3,048
Gains (losses) recognized into general and administrative - ineffective portion	(103)	10	(159)

Interest rate swaps:
Gross unrealized gain recognized in other comprehensive income	$40,613	$(233)	$—
Net loss reclassified from interest rate swap reserve into finance cost	(3,153)	—	—